Contingent Liabilities and Commitments with Off Balance Sheet Risk (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of minimum future contractual obligation under renewal of contract
2012	$ 13,464
2013	11,016
2014	8,568
2015	6,120
2016	$ 3,672